Loans and Borrowings (Tables)	6 Months Ended
Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Principal and Interest Payable Amounts Outstanding

The Company has the following principal and interest payable amounts outstanding for loans and borrowings:

(EUR in thousands)	Year of maturity	March 31, 2025	September 30, 2024
Non-current liabilities
EUR Term Loan	2029	375,000	375,000
USD Term Loan	2029	154,336	152,883
Vendor Loan	2029	208,305	208,305
Senior Notes	2029	428,500	428,500
		1,166,141	1,164,688
Senior Note embedded derivative		28,638	28,638
Less: amortization under the effective interest method		(23,905)	(23,361)
		1,170,874	1,169,965

Current liabilities
EUR Term Loan - interest payable	N/A	2,444	3,591
USD Term Loan - current portion	2029	7,964	7,890
USD Term Loan - interest payable	N/A	1,585	—
Vendor Loan - interest payable	N/A	8,355	3,816
Senior Notes - interest payable	N/A	9,373	9,373
		29,721	24,670
On January 13, 2025, €10.0 million of the €225.0 million